Other Operating (Expense) Income, Net	12 Months Ended
Dec. 31, 2024
Other Operating (Expense) Income, Net [Abstract]
Other operating (expense) income, net

NOTE 6: Other operating (expense) income, net

Thousands of $ For the years ended December 31	2024	2023	2022
Grant subsidies – The Netherlands	-	62	5
Fair value adjustments	(695)	(588)	515
Other operating income	71	65	39
Total other operating (expense) income, net	(624)	(461)	559

Other operating (expense) income, net for the year ended December 31, 2024, primarily consisted of a negative fair value adjustment to the GPS contingent consideration liability.

Other operating (expense) income, net for the year ended December 31, 2023, primarily consisted of a negative fair value adjustment to the GPS contingent consideration liability.

Other operating (expense) income, net for the year ended December 31, 2022, primarily consisted of a positive fair value adjustment of $632,000 to the contingent consideration related to the acquisition of NovioGendix in 2015, partially offset by a negative fair value adjustment of $117,000 related to the initial Kreos drawdown derivative financial instrument.